Financial instruments (Tables)	12 Months Ended
Sep. 30, 2019
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table presents the financial liabilities included in the long-term debt (Note 13) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2019		As at September 30, 2018
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Senior U.S. and euro unsecured notes	Level 2	1,256,554	1,330,809	1,517,334	1,550,329
Obligations other than finance leases	Level 2	14,295	13,960	30,124	29,130
Obligations under finance leases	Level 2	30,339	29,792	29,909	29,193
Other long-term debt	Level 2	33,710	32,783	28,731	27,674
		1,334,898	1,407,344	1,606,098	1,636,326

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2019	As at September 30, 2018
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	213,831	184,091
Deferred compensation plan assets (Note 10)	Level 1	62,627	56,900
		276,458	240,991
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		4,243	8,545
Foreign currency forward contracts		25,799	3,850
Long-term derivative financial instruments (Note 10)	Level 2
Cross-currency swaps		45,193	8,943
Foreign currency forward contracts		25,069	2,369
Interest rate swaps		1,380	—
		101,684	23,707
FVOCI (2018: available for sale)
Short-term investments included in current financial assets	Level 2	9,889	—
Long-term bonds included in funds held for clients (Note 5)	Level 2	180,289	184,401
Long-term investments (Note 10)	Level 2	24,596	30,054
		214,774	214,455
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		2,982	21,950
Foreign currency forward contracts		1,920	17,468
Long-term derivative financial instruments	Level 2
Cross-currency swaps		16,560	38,755
Foreign currency forward contracts		1,762	26,673
Interest rate swaps		—	12,326
		23,224	117,172

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2019	As at September 30, 2018
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	213,831	184,091
Deferred compensation plan assets (Note 10)	Level 1	62,627	56,900
		276,458	240,991
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		4,243	8,545
Foreign currency forward contracts		25,799	3,850
Long-term derivative financial instruments (Note 10)	Level 2
Cross-currency swaps		45,193	8,943
Foreign currency forward contracts		25,069	2,369
Interest rate swaps		1,380	—
		101,684	23,707
FVOCI (2018: available for sale)
Short-term investments included in current financial assets	Level 2	9,889	—
Long-term bonds included in funds held for clients (Note 5)	Level 2	180,289	184,401
Long-term investments (Note 10)	Level 2	24,596	30,054
		214,774	214,455
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		2,982	21,950
Foreign currency forward contracts		1,920	17,468
Long-term derivative financial instruments	Level 2
Cross-currency swaps		16,560	38,755
Foreign currency forward contracts		1,762	26,673
Interest rate swaps		—	12,326
		23,224	117,172

Disclosure of financial instruments by type of interest rate
The following table summarizes the fair value of theses swaps:

					As at September 30, 2019	As at September 30, 2018
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
Fair value hedges of Senior U.S. unsecured note	U.S.$250,000	4.99%	LIBOR 1 month + 3.26%	December 2021	1,380	(12,326)

Disclosure of detailed information about hedging instruments
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2019	As at September 30, 2018
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
Hedges of net investments in European operations
$443,500	From 3.40% to 3.81%	€285,400	From 2.10% to 2.51%	From September 2020 to 2024	19,305	1,985
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	12,511	6,311
$58,419	From 3.57% to 3.68%	Skr371,900	From 2.12% to 2.18%	September 2024	7,995	2,553
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
U.S.$500,000	LIBOR 1 month + 3.03%	€443,381	From 1.13% to 1.17%	December 2023	(3,627)	—
Cash flow hedges of Senior U.S. unsecured notes
U.S.$470,000	From 3.74% to 4.06%	$638,193	From 3.40% to 3.81%	From September 2020 to 2024	(6,290)	(54,066)
Total					29,894	(43,217)

Disclosure of sensitivity analysis for currency risk
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2019				2018
	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact
	$	$	$	$	$	$	$	$
Increase (decrease) in net earnings	875	2,333	167	2,166	(906)	(4,870)	(778)	(2,695)
Decrease in other comprehensive income	(7,724)	(65,034)	(109,838)	(24,736)	(6,522)	(65,337)	(107,722)	(25,018)
As at September 30, 2019, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2019	As at September 30, 2018
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
USD/INR	U.S.$130,070	72.07	77.74	1,498	(8,727)
CAD/INR	$300,226	57.36	60.46	11,687	(8,258)
EUR/INR	€107,386	88.06	95.43	14,985	(7,445)
GBP/INR	£86,669	96.30	104.48	11,929	(6,221)
SEK/INR	Skr255,236	8.35	8.88	3,945	(488)
EUR/GBP	€49,442	0.89	0.91	(311)	(2,788)
EUR/MAD	€65,714	11.17	11.91	4,416	(2,879)
EUR/CZK	€24,991	25.95	26.50	243	4
EUR/SEK	€43,298	10.35	10.56	(1,828)	(752)
Others	$57,239			622	(368)
Total				47,186	(37,922)

Disclosure of maturity analysis for non-derivative financial liabilities

30.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2019	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,108,895	1,108,895	1,108,895	—	—	—
Accrued compensation	642,897	642,897	642,897	—	—	—
Senior U.S. and euro unsecured notes	1,256,554	1,425,138	116,613	309,780	998,745	—
Unsecured committed revolving credit facility	334,370	378,298	10,493	10,493	357,312	—
Unsecured committed term loan credit facility	661,939	747,921	19,677	20,346	707,898	—
Obligations other than finance leases	14,295	14,609	10,938	3,102	569	—
Obligations under finance leases	30,339	31,245	14,534	11,585	5,126	—
Other long-term debt	33,710	34,181	22,719	5,652	5,219	591
Clients’ funds obligations	366,796	366,796	366,796	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	3,682
Outflow		224,440	97,993	80,424	46,023	—
(Inflow)		(228,672)	(97,250)	(82,216)	(49,206)	—
Cross-currency swaps	19,542
Outflow		1,160,635	91,857	165,934	902,844	—
(Inflow)		(1,218,430)	(101,823)	(172,868)	(943,739)	—
	4,473,019	4,687,953	2,304,339	352,232	2,030,791	591

As at September 30, 2018	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,134,802	1,134,802	1,134,802	—	—	—
Accrued compensation	602,245	602,245	602,245	—	—	—
Senior U.S. and euro unsecured notes	1,517,334	1,753,402	354,575	113,955	814,337	470,535
Unsecured committed revolving credit facility	194,795	222,331	6,573	6,591	209,167	—
Obligations other than finance leases	30,124	30,794	19,319	9,393	2,082	—
Obligations under finance leases	29,909	30,976	12,909	10,005	8,062	—
Other long-term debt	28,731	29,155	20,302	1,613	5,826	1,414
Clients’ funds obligations	328,324	328,324	328,324	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	44,141
Outflow		889,665	359,381	302,294	227,990	—
(Inflow)		(902,035)	(350,963)	(307,598)	(243,473)	—
Cross-currency swaps	60,705
Outflow		1,366,739	353,186	162,933	607,662	242,958
(Inflow)		(1,355,968)	(338,419)	(167,099)	(609,398)	(241,052)
Interest rate swaps	12,326	4,845	1,384	1,384	2,077	—
	3,983,436	4,135,275	2,503,618	133,471	1,024,332	473,855

Disclosure of maturity analysis for derivative financial liabilities

30.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2019	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,108,895	1,108,895	1,108,895	—	—	—
Accrued compensation	642,897	642,897	642,897	—	—	—
Senior U.S. and euro unsecured notes	1,256,554	1,425,138	116,613	309,780	998,745	—
Unsecured committed revolving credit facility	334,370	378,298	10,493	10,493	357,312	—
Unsecured committed term loan credit facility	661,939	747,921	19,677	20,346	707,898	—
Obligations other than finance leases	14,295	14,609	10,938	3,102	569	—
Obligations under finance leases	30,339	31,245	14,534	11,585	5,126	—
Other long-term debt	33,710	34,181	22,719	5,652	5,219	591
Clients’ funds obligations	366,796	366,796	366,796	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	3,682
Outflow		224,440	97,993	80,424	46,023	—
(Inflow)		(228,672)	(97,250)	(82,216)	(49,206)	—
Cross-currency swaps	19,542
Outflow		1,160,635	91,857	165,934	902,844	—
(Inflow)		(1,218,430)	(101,823)	(172,868)	(943,739)	—
	4,473,019	4,687,953	2,304,339	352,232	2,030,791	591

As at September 30, 2018	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,134,802	1,134,802	1,134,802	—	—	—
Accrued compensation	602,245	602,245	602,245	—	—	—
Senior U.S. and euro unsecured notes	1,517,334	1,753,402	354,575	113,955	814,337	470,535
Unsecured committed revolving credit facility	194,795	222,331	6,573	6,591	209,167	—
Obligations other than finance leases	30,124	30,794	19,319	9,393	2,082	—
Obligations under finance leases	29,909	30,976	12,909	10,005	8,062	—
Other long-term debt	28,731	29,155	20,302	1,613	5,826	1,414
Clients’ funds obligations	328,324	328,324	328,324	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	44,141
Outflow		889,665	359,381	302,294	227,990	—
(Inflow)		(902,035)	(350,963)	(307,598)	(243,473)	—
Cross-currency swaps	60,705
Outflow		1,366,739	353,186	162,933	607,662	242,958
(Inflow)		(1,355,968)	(338,419)	(167,099)	(609,398)	(241,052)
Interest rate swaps	12,326	4,845	1,384	1,384	2,077	—
	3,983,436	4,135,275	2,503,618	133,471	1,024,332	473,855

Disclosure of analysis of age of financial assets that are past due
The following table sets forth details of the age of trade accounts receivable that are past due:

	2019	2018
	$	$
Not past due	793,387	951,277
Past due 1-30 days	96,106	109,668
Past due 31-60 days	23,125	27,806
Past due 61-90 days	17,392	17,005
Past due more than 90 days	54,192	25,768
	984,202	1,131,524
Allowance for doubtful accounts	(4,474)	(4,752)
	979,728	1,126,772